Note 12 - Stockholders' Deficit	6 Months Ended
Feb. 28, 2015
Notes
Note 12 - Stockholders' Deficit

NOTE 12—STOCKHOLDERS’ DEFICIT

The Company’s authorized capital stock consists of 150,000,000 shares of common stock, $0.001 par value per share, and 15,000,000 shares of preferred stock, par value $0.001 per share. As of February 28, 2015 and August 31, 2013, there were 45,633,262 and 42,570,975 shares of common stock issued and outstanding, respectively, and one (1) and zero shares of Series B preferred stock issued and outstanding, respectively.

Preferred Stock

Our board of directors has the authority, without stockholder approval, to issue up to 14,999,999 shares of preferred stock, $0.001 par value. The authorized preferred stock may be issued by the Board of Directors in one or more series and with the rights, privileges and limitations of the preferred stock determined by the Board of Directors. The rights, preferences, powers and limitations on different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions, and other matters.

Series B Preferred Stock

The Company is authorized to issue one (1) share of Series B Preferred Stock with a stated value of $1.00 and a par value of $0.001.  The terms of the Series B Preferred Stock are as follows:

(i)                 Dividends – At issuance, there are no dividends due or payable on the Series B Preferred Stock. Any future terms with respect to dividends shall be determined by Board, consistent with the Company’s certificate of incorporation.

(ii)               Liquidation and Redemption Rights - In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holder of Series B Preferred Stock is be entitled to receive assets of the Company, on parity with the holders Common Stock.  The Series B Preferred shall not have any priority or preference with respect to any distribution of any Company assets.

(iii)             Rank – All shares of the Series B Preferred Stock rank:

a.       Senior to the Company’s common stock and any other class or series of capital stock of the Company subsequently created,

b.      Equal with any class or series of capital stock of the Company subsequently created,

c.       Junior to any class or series of capital stock of the Company subsequently created which are specifically designated to be ranked senior to the Series B Preferred Stock

(iv)             Upon an event of default in the convertible note payable executed in connection with the issuance of the share of Series B Preferred Stock, the share of Series B Preferred Stock has voting rights equal to the total issued and outstanding common stock eligible to vote at the time of the respective vote divided by forty nine one-hundredths (0.49) minus the total issued and outstanding shares of common stock eligible to vote at the time of the respective vote.

There were no shares of Series B Preferred Shares outstanding at any time during the year ended August 31, 2014. During the six-month period February 28, 2015, the Company issued one (1) share of Series B preferred stock to a creditor in connection with the execution of a convertible note payable. In accordance with ASC 815 and ASC 470, the proceeds from the issuance of the convertible note payable were allocated between the embedded conversion option of the convertible note payable deemed to require derivative accounting due to its variable nature (as discussed in Note 9), and the host debt instrument and the preferred stock. The derivative was recorded at its fair value of $5,975 with the remaining proceeds of $1,000,000 being allocated between the preferred stock and host debt instrument based upon their relative fair values. The fair value of the preferred stock was determined by valuing the voting interest to which it would control upon default and then probability adjusting such valuation for the risk of default. The resulting allocation of proceeds attributed $118,024 to this preferred stock issuance.

Common Stock

During the six-months period ended February 28, 2015, the Company issued the following shares of its common stock:

  In connection with the extension of certain agreements related to the reverse acquisition, the Company issued to certain shareholders of the Company, all of whom were shareholders prior to the reverse acquisition, 10,000 shares of common stock of the Company valued at $8,800. The value of the common stock was based on the market price of the stock on the date of issuance.

  In connection with short-term loans made to the Company by two separate entities (one of which was repaid in full during the period ended February 28, 2015), the Company agreed that, for each two weeks that each such loan remains outstanding, the Company is required to issue 37,500 shares of its common stock - in addition to an initial grant of 37,500 shares to each lender. During the six-month period ended February 28, 2015, the Company issued 828,750 shares valued at $475,275 in connection with these two loans. The value of the common stock was based on the market price of the stock on the date of issuance and has been recorded as interest expense in the Company’s statement of operations.

  The Company issued 2,223,537 shares of common stock to various entities and individuals for services valued at $965,017. The value of the common stock was based on the market price of the stock on the date of issuance

During the year ended August 31, 2014, the Company issued 26,959,829 shares of common stock as follows:

Description	Shares Issued
Common stock issued for cash proceeds of $3,378,000	7,193,654
Common stock issued for services of $911,569	2,045,163
Cash received for exercise of options and warrants at $0.03 per share	3,909,226
Common stock issued for debt issuance costs	1,587,738
Common stock issued for debt modifications	1,373,914
Cash received and services credited for exercise of options and warrants at $0.03 per share	2,884,134
Common stock issued in reverse recapitalization	8,006,000
Total	26,959,829